DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Short Duration High Yield Bond ETF

November 30, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.3%
Basic Materials - 4.3%
Chemicals - 1.7%
ASP Unifrax Holdings, Inc.,144A,5.25%, 9/30/28	$150,000	$102,631
Avient Corp.,144A,5.75%, 5/15/25	170,000	169,541
Chemours Co.
5.375%, 5/15/27	105,000	99,893
144A,5.75%, 11/15/28	160,000	144,909
Consolidated Energy Finance SA,144A,5.625%, 10/15/28	100,000	83,349
INEOS Finance PLC,144A,6.75%, 5/15/28	74,000	70,568
Methanex Corp.,5.125%, 10/15/27	131,000	123,608
NOVA Chemicals Corp.
144A,4.875%, 6/1/24	200,000	197,864
144A,5.00%, 5/1/25	112,000	108,661
144A,5.25%, 6/1/27	186,000	167,625
Olin Corp.,5.125%, 9/15/27	98,000	93,562
SCIH Salt Holdings, Inc.,144A,4.875%, 5/1/28	202,000	183,150

(Cost $1,551,364)		1,545,361

Iron/Steel - 0.8%
Cleveland-Cliffs, Inc.
144A,6.75%, 3/15/26	170,000	170,388
5.875%, 6/1/27	100,000	98,256
Mineral Resources Ltd.
144A,8.125%, 5/1/27	113,000	113,159
144A,8.00%, 11/1/27	166,000	166,465
144A,9.25%, 10/1/28	190,000	197,157

(Cost $746,086)		745,425

Mining - 1.8%
First Quantum Minerals Ltd.
144A,7.50%, 4/1/25	196,000	181,823
144A,6.875%, 3/1/26	204,000	176,015
144A,6.875%, 10/15/27	286,000	231,995
FMG Resources August 2006 Pty Ltd.,144A,4.50%, 9/15/27	115,000	108,641
Hudbay Minerals, Inc.,144A,4.50%, 4/1/26	125,000	118,858
Kaiser Aluminum Corp.,144A,4.625%, 3/1/28	105,000	93,103
Nexa Resources SA
144A,5.375%, 5/4/27	139,000	131,095
144A,6.50%, 1/18/28	94,000	91,470
Vedanta Resources Finance II PLC
144A,13.875%, 1/21/24	200,000	177,258
144A,8.95%, 3/11/25	260,000	185,761
144A,9.25%, 4/23/26	100,000	56,836
Vedanta Resources Ltd.,144A,6.125%, 8/9/24	163,000	102,972

(Cost $1,786,183)		1,655,827

Communications - 16.9%
Advertising - 0.8%
Clear Channel Outdoor Holdings, Inc.
144A,5.125%, 8/15/27	252,000	233,917
144A,7.75%, 4/15/28	174,000	142,815
144A,9.00%, 9/15/28 (a)	150,000	151,950
Lamar Media Corp.,3.75%, 2/15/28	115,000	106,271
Outfront Media Capital LLC / Outfront Media Capital Corp.,144A,5.00%, 8/15/27	124,000	117,019

(Cost $732,614)		751,972

Internet - 2.3%
EquipmentShare.com, Inc.,144A,9.00%, 5/15/28	190,000	187,387
Gen Digital, Inc.
144A,5.00%, 4/15/25	236,000	234,277
144A,6.75%, 9/30/27	156,000	157,128
Go Daddy Operating Co. LLC / GD Finance Co., Inc.,144A,5.25%, 12/1/27	120,000	116,190
Match Group Holdings II LLC
144A,5.00%, 12/15/27	88,000	84,335
144A,4.625%, 6/1/28	88,000	82,122
MercadoLibre, Inc.,2.375%, 1/14/26	75,000	69,560
Newfold Digital Holdings Group, Inc.,144A,11.75%, 10/15/28	105,000	107,978
Rakuten Group, Inc.,144A,10.25%, 11/30/24	185,000	189,162
Uber Technologies, Inc.
144A,7.50%, 5/15/25	225,000	229,219
144A,8.00%, 11/1/26	274,000	278,685
144A,7.50%, 9/15/27	236,000	240,489
144A,6.25%, 1/15/28	80,000	79,250

(Cost $2,038,159)		2,055,782

Media - 8.7%
Altice Financing SA,144A,5.00%, 1/15/28	258,000	221,089
AMC Networks, Inc.,4.75%, 8/1/25	162,000	153,868
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,5.50%, 5/1/26	140,000	137,068
144A,5.125%, 5/1/27	640,000	610,046
144A,5.00%, 2/1/28	470,000	440,831
CSC Holdings LLC
5.25%, 6/1/24	180,000	171,666
144A,5.50%, 4/15/27	225,000	199,137
144A,5.375%, 2/1/28	181,000	153,884
144A,7.50%, 4/1/28	221,000	151,342
144A,11.25%, 5/15/28	175,000	174,831

DISH DBS Corp.
5.875%, 11/15/24	407,000	357,712
7.75%, 7/1/26	360,000	215,224
144A,5.25%, 12/1/26	555,000	447,288
7.375%, 7/1/28	195,000	96,585
DISH Network Corp.,144A,11.75%, 11/15/27	682,000	677,757
Gray Television, Inc.
144A,5.875%, 7/15/26	124,000	116,039
144A,7.00%, 5/15/27	150,000	136,080
iHeartCommunications, Inc.
6.375%, 5/1/26	136,000	115,551
8.375%, 5/1/27	187,000	131,156
144A,5.25%, 8/15/27 (a)	133,000	102,287
144A,4.75%, 1/15/28	115,000	87,976
McGraw-Hill Education, Inc.,144A,5.75%, 8/1/28	165,000	150,719
Nexstar Media, Inc.
144A,5.625%, 7/15/27	315,000	298,627
144A,4.75%, 11/1/28	210,000	186,049
Radiate Holdco LLC / Radiate Finance, Inc.
144A,4.50%, 9/15/26	160,000	119,317
144A,6.50%, 9/15/28	205,000	96,248
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26	220,000	202,611
144A,5.00%, 8/1/27	278,000	264,536
144A,4.00%, 7/15/28	380,000	340,048
TEGNA, Inc.
144A,4.75%, 3/15/26	102,000	98,270
4.625%, 3/15/28	191,000	174,417
Telenet Finance Luxembourg Notes SARL,144A,5.50%, 3/1/28	200,000	184,000
Univision Communications, Inc.
144A,5.125%, 2/15/25	208,000	205,542
144A,6.625%, 6/1/27	268,000	264,573
144A,8.00%, 8/15/28	105,000	106,277
UPC Holding BV,144A,5.50%, 1/15/28	70,000	63,622
Videotron Ltd.
144A,5.375%, 6/15/24	121,000	120,657
144A,5.125%, 4/15/27	95,000	91,991
Ziggo Bond Co. BV,144A,6.00%, 1/15/27	106,000	101,117

(Cost $8,389,575)		7,966,038

Telecommunications - 5.1%
Altice France Holding SA
144A,10.50%, 5/15/27	300,000	159,596
144A,6.00%, 2/15/28 (a)	198,000	80,189
Altice France SA
144A,8.125%, 2/1/27	361,000	310,829
144A,5.50%, 1/15/28	214,000	163,837
C&W Senior Financing DAC,144A,6.875%, 9/15/27	232,000	211,929
CommScope Technologies LLC
144A,6.00%, 6/15/25	245,000	192,073
144A,5.00%, 3/15/27	164,000	69,884
CommScope, Inc.
144A,6.00%, 3/1/26	280,000	240,374
144A,8.25%, 3/1/27 (a)	174,000	86,727
144A,7.125%, 7/1/28	125,000	58,538
Consolidated Communications, Inc.
144A,5.00%, 10/1/28	70,000	54,841
144A,6.50%, 10/1/28	140,000	115,850
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	240,000	225,698
144A,5.00%, 5/1/28	287,000	257,819
Hughes Satellite Systems Corp.
5.25%, 8/1/26	134,000	114,693
6.625%, 8/1/26	147,000	115,776
Iliad Holding SASU
144A,6.50%, 10/15/26	221,000	215,339
144A,7.00%, 10/15/28	160,000	153,976
Level 3 Financing, Inc.
144A,3.40%, 3/1/27	138,000	116,380
144A,4.625%, 9/15/27	197,000	104,630
144A,4.25%, 7/1/28	245,000	102,745
Lumen Technologies, Inc.
144A,5.125%, 12/15/26	85,000	41,733
144A,4.00%, 2/15/27	224,000	118,580
Millicom International Cellular SA,144A,5.125%, 1/15/28	88,200	79,794
Sable International Finance Ltd.,144A,5.75%, 9/7/27	82,000	75,457
Telecom Italia SpA,144A,5.303%, 5/30/24	289,000	286,924
Viasat, Inc.
144A,5.625%, 9/15/25	201,000	192,107
144A,5.625%, 4/15/27	79,000	73,238
144A,6.50%, 7/15/28	70,000	54,014
Windstream Escrow LLC / Windstream Escrow Finance Corp.,144A,7.75%, 8/15/28 (a)	276,000	229,230
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27	299,000	228,450
144A,6.125%, 3/1/28	200,000	134,553

(Cost $5,420,725)		4,665,803

Consumer, Cyclical - 21.2%
Airlines - 2.1%
Air Canada,144A,3.875%, 8/15/26	223,000	208,292
American Airlines Group, Inc.,144A,3.75%, 3/1/25	85,000	81,380

American Airlines, Inc.
144A,11.75%, 7/15/25	363,000	397,489
144A,7.25%, 2/15/28 (a)	140,000	138,659
Delta Air Lines, Inc.
2.90%, 10/28/24	170,000	164,721
7.375%, 1/15/26	170,000	174,207
4.375%, 4/19/28	71,000	67,769
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A,5.75%, 1/20/26	239,252	190,598
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
144A,8.00%, 9/20/25	121,000	87,260
144A,8.00%, 9/20/25	96,000	69,231
United Airlines, Inc.,144A,4.375%, 4/15/26	390,000	371,255

(Cost $2,080,509)		1,950,861

Apparel - 0.2%
Hanesbrands, Inc.,144A,4.875%, 5/15/26
(Cost $169,241)	170,000	161,410

Auto Manufacturers - 0.3%
Allison Transmission, Inc.,144A,4.75%, 10/1/27	81,000	76,462
Aston Martin Capital Holdings Ltd.,144A,10.50%, 11/30/25	210,000	210,165

(Cost $283,041)		286,627

Auto Parts & Equipment - 2.6%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26	166,000	159,926
144A,7.00%, 4/15/28	84,000	85,456
American Axle & Manufacturing, Inc.
6.50%, 4/1/27 (a)	108,000	104,254
6.875%, 7/1/28	75,000	69,080
Clarios Global LP,144A,6.75%, 5/15/25	90,000	90,280
Clarios Global LP / Clarios US Finance Co.
144A,6.25%, 5/15/26	150,000	149,274
144A,8.50%, 5/15/27	315,000	317,478
144A,6.75%, 5/15/28	150,000	151,440
Dana, Inc.
5.375%, 11/15/27	86,000	81,845
5.625%, 6/15/28	67,000	63,905
Goodyear Tire & Rubber Co.
9.50%, 5/31/25	143,000	145,606
5.00%, 5/31/26 (a)	162,000	157,086
4.875%, 3/15/27	133,000	125,714
Tenneco, Inc.,144A,8.00%, 11/17/28	370,000	305,250
ZF North America Capital, Inc.
144A,4.75%, 4/29/25	210,000	205,338
144A,6.875%, 4/14/28	125,000	126,866

(Cost $2,357,700)		2,338,798

Distribution/Wholesale - 0.2%
American Builders & Contractors Supply Co., Inc.,144A,4.00%, 1/15/28	130,000	119,764
Ritchie Bros Holdings, Inc.,144A,6.75%, 3/15/28	99,000	100,951

(Cost $219,465)		220,715

Entertainment - 3.8%
Caesars Entertainment, Inc.
144A,6.25%, 7/1/25	667,000	663,726
144A,8.125%, 7/1/27	315,000	321,214
Caesars Resort Collection LLC / CRC Finco, Inc.,144A,5.75%, 7/1/25	169,000	168,232
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
144A,5.50%, 5/1/25	202,000	201,316
5.375%, 4/15/27	97,000	94,671
Churchill Downs, Inc.
144A,5.50%, 4/1/27	102,000	98,430
144A,4.75%, 1/15/28	155,000	144,220
Cinemark USA, Inc.
144A,5.875%, 3/15/26	78,000	75,399
144A,5.25%, 7/15/28	140,000	126,177
International Game Technology PLC
144A,6.50%, 2/15/25	58,000	58,028
144A,4.125%, 4/15/26	177,000	169,037
144A,6.25%, 1/15/27	150,000	149,850
Light & Wonder International, Inc.,144A,7.00%, 5/15/28	130,000	130,159
Live Nation Entertainment, Inc.
144A,4.875%, 11/1/24	137,000	135,565
144A,6.50%, 5/15/27	213,000	213,151
144A,4.75%, 10/15/27	198,000	186,138
144A,3.75%, 1/15/28	80,000	72,437
Mohegan Tribal Gaming Authority,144A,8.00%, 2/1/26	224,000	209,375
Penn Entertainment, Inc.,144A,5.625%, 1/15/27	68,000	64,748
Six Flags Entertainment Corp.,144A,5.50%, 4/15/27	86,000	82,279
Vail Resorts, Inc.,144A,6.25%, 5/15/25	119,000	118,759

(Cost $3,521,527)		3,482,911

Food Service - 0.4%
Aramark Services, Inc.
144A,5.00%, 4/1/25	106,000	105,266
144A,5.00%, 2/1/28	220,000	208,362
TKC Holdings, Inc.,144A,6.875%, 5/15/28	85,000	76,782

(Cost $384,914)		390,410

Home Builders - 0.5%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 144A,6.25%, 9/15/27	120,000	113,333
Century Communities, Inc.,6.75%, 6/1/27	100,000	100,110
Mattamy Group Corp.,144A,5.25%, 12/15/27	97,000	91,135
Taylor Morrison Communities, Inc.
144A,5.875%, 6/15/27	85,000	83,471
144A,5.75%, 1/15/28	80,000	77,925

(Cost $454,894)		465,974

Housewares - 0.6%
Newell Brands, Inc.
4.875%, 6/1/25	87,000	84,984
5.20%, 4/1/26	395,000	381,655
6.375%, 9/15/27 (a)	91,000	89,075

(Cost $579,574)		555,714

Leisure Time - 4.4%
Carnival Corp.
144A,7.625%, 3/1/26 (a)	260,000	262,085
144A,5.75%, 3/1/27	603,000	573,552
144A,9.875%, 8/1/27	165,000	172,526
144A,4.00%, 8/1/28	450,000	409,077
Carnival Holdings Bermuda Ltd.,144A,10.375%, 5/1/28	350,000	380,537
Life Time, Inc.
144A,5.75%, 1/15/26	173,000	169,700
144A,8.00%, 4/15/26	100,000	100,076
NCL Corp. Ltd.
144A,3.625%, 12/15/24	114,000	110,350
144A,5.875%, 3/15/26	310,000	293,958
144A,5.875%, 2/15/27	175,000	169,588
144A,8.375%, 2/1/28	110,000	113,865
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26	125,000	118,469
144A,5.50%, 8/31/26	169,000	164,594
144A,5.375%, 7/15/27	195,000	187,814
144A,11.625%, 8/15/27	232,000	251,787
3.70%, 3/15/28	103,000	92,152
144A,5.50%, 4/1/28	310,000	296,398
Viking Cruises Ltd.,144A,5.875%, 9/15/27	170,000	160,206

(Cost $3,943,063)		4,026,734

Lodging - 3.4%
Boyd Gaming Corp.,4.75%, 12/1/27	196,000	185,922
Hilton Domestic Operating Co., Inc.
144A,5.375%, 5/1/25	81,000	80,629
144A,5.75%, 5/1/28	116,000	114,382
Las Vegas Sands Corp.
3.20%, 8/8/24	353,000	345,273
2.90%, 6/25/25	102,000	97,091
3.50%, 8/18/26	180,000	168,878
Melco Resorts Finance Ltd.
144A,4.875%, 6/6/25	190,000	183,139
144A,5.25%, 4/26/26	85,000	80,049
144A,5.625%, 7/17/27	130,000	117,751
144A,5.75%, 7/21/28	165,000	147,675
MGM Resorts International
6.75%, 5/1/25	211,000	211,560
5.75%, 6/15/25	101,000	100,493
4.625%, 9/1/26	78,000	74,964
5.50%, 4/15/27	118,000	114,433
4.75%, 10/15/28	140,000	129,556
Station Casinos LLC,144A,4.50%, 2/15/28	148,000	133,911
Studio City Finance Ltd.
144A,6.00%, 7/15/25	80,000	77,562
144A,6.50%, 1/15/28	104,000	91,626
Travel + Leisure Co.
144A,6.625%, 7/31/26	110,000	110,035
6.00%, 4/1/27	73,000	70,827
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
144A,5.50%, 3/1/25	285,000	281,790
144A,5.25%, 5/15/27	157,000	149,660

(Cost $3,070,363)		3,067,206

Retail - 2.7%
1011778 BC ULC / New Red Finance, Inc.
144A,5.75%, 4/15/25	90,000	89,771
144A,3.875%, 1/15/28	284,000	261,639
144A,4.375%, 1/15/28	154,000	143,207
Asbury Automotive Group, Inc.,4.50%, 3/1/28	75,000	69,051
Bath & Body Works, Inc.,5.25%, 2/1/28	100,000	96,154
Ferrellgas LP / Ferrellgas Finance Corp.,144A,5.375%, 4/1/26	113,000	108,043
FirstCash, Inc.,144A,4.625%, 9/1/28	92,000	84,340
Lithia Motors, Inc.,144A,4.625%, 12/15/27	75,000	69,762
Michaels Cos., Inc.,144A,5.25%, 5/1/28	166,000	121,382
NMG Holding Co, Inc. / Neiman Marcus Group LLC,144A,7.125%, 4/1/26	202,000	189,460
Penske Automotive Group, Inc.,3.50%, 9/1/25	100,000	96,256
PetSmart, Inc. / PetSmart Finance Corp.,144A,4.75%, 2/15/28	228,000	208,753
QVC, Inc.
4.85%, 4/1/24	60,000	58,971
4.45%, 2/15/25	130,000	120,661
4.75%, 2/15/27	103,000	79,238
4.375%, 9/1/28 (a)	106,000	71,650

SRS Distribution, Inc.,144A,4.625%, 7/1/28	133,000	121,599
Staples, Inc.
144A,7.50%, 4/15/26	370,000	327,698
144A,10.75%, 4/15/27	194,000	126,585

(Cost $2,520,322)		2,444,220

Consumer, Non-cyclical - 16.4%
Agriculture - 0.2%
Darling Ingredients, Inc.,144A,5.25%, 4/15/27	90,000	87,487
Vector Group Ltd.,144A,10.50%, 11/1/26	94,000	94,200

(Cost $183,692)		181,687

Commercial Services - 4.8%
Albion Financing 1 SARL / Aggreko Holdings, Inc.,144A,6.125%, 10/15/26	29,000	28,331
Albion Financing 2 SARL,144A,8.75%, 4/15/27	123,000	117,607
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A,6.625%, 7/15/26	367,000	357,017
144A,9.75%, 7/15/27	210,000	193,422
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL,144A,4.625%, 6/1/28	233,000	202,343
APX Group, Inc.,144A,6.75%, 2/15/27	98,000	97,536
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,144A,4.75%, 4/1/28	94,000	85,232
Block, Inc.,2.75%, 6/1/26	189,000	174,294
Brink’s Co.
144A,5.50%, 7/15/25	60,000	59,366
144A,4.625%, 10/15/27	130,000	121,967
Garda World Security Corp.
144A,4.625%, 2/15/27 (a)	96,000	91,375
144A,9.50%, 11/1/27	113,000	108,787
144A,7.75%, 2/15/28	88,000	88,914
Herc Holdings, Inc.,144A,5.50%, 7/15/27	239,000	232,207
Hertz Corp.,144A,4.625%, 12/1/26	85,000	74,969
MPH Acquisition Holdings LLC
144A,5.50%, 9/1/28	203,000	175,922
144A,5.75%, 11/1/28	190,000	147,804
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,5.25%, 4/15/24	140,000	139,295
144A,5.75%, 4/15/26	285,000	282,113
144A,3.375%, 8/31/27	206,000	186,602
144A,6.25%, 1/15/28 (a)	226,000	218,097
Sabre GLBL, Inc.
144A,8.625%, 6/1/27	155,000	129,589
144A,11.25%, 12/15/27 (a)	107,000	97,014
Service Corp. International,4.625%, 12/15/27	113,000	107,012
Sotheby’s,144A,7.375%, 10/15/27	150,000	137,665
United Rentals North America, Inc.
5.50%, 5/15/27	122,000	120,501
3.875%, 11/15/27	100,000	94,104
4.875%, 1/15/28	342,000	329,205
Williams Scotsman, Inc.
144A,6.125%, 6/15/25	120,000	119,299
144A,4.625%, 8/15/28	96,000	88,332

(Cost $4,457,428)		4,405,921

Cosmetics/Personal Care - 0.4%
Coty, Inc.
144A,5.00%, 4/15/26	169,000	165,135
144A,6.50%, 4/15/26	93,000	92,727
Edgewell Personal Care Co.,144A,5.50%, 6/1/28	152,000	144,933

(Cost $407,860)		402,795

Food - 1.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,3.25%, 3/15/26	151,000	142,100
144A,7.50%, 3/15/26	110,000	111,968
144A,4.625%, 1/15/27	261,000	250,973
144A,5.875%, 2/15/28	130,000	128,353
144A,6.50%, 2/15/28	130,000	130,649
B&G Foods, Inc.
5.25%, 9/15/27	108,000	94,144
144A,8.00%, 9/15/28	105,000	107,438
Lamb Weston Holdings, Inc.,144A,4.875%, 5/15/28	107,000	102,422
Performance Food Group, Inc.,144A,5.50%, 10/15/27	195,000	188,950
Post Holdings, Inc.
144A,5.75%, 3/1/27	80,000	78,695
144A,5.625%, 1/15/28	184,000	179,171
Sigma Holdco BV,144A,7.875%, 5/15/26	91,000	78,365
US Foods, Inc.,144A,6.875%, 9/15/28	105,000	106,533

(Cost $1,709,194)		1,699,761

Healthcare-Products - 0.9%
Avantor Funding, Inc.,144A,4.625%, 7/15/28	299,000	280,004
Bausch & Lomb Escrow Corp.,144A,8.375%, 10/1/28	275,000	281,474
Hologic, Inc.,144A,4.625%, 2/1/28	85,000	80,149
Teleflex, Inc.
4.625%, 11/15/27	100,000	94,832
144A,4.25%, 6/1/28	88,000	81,152

(Cost $811,393)		817,611

Healthcare-Services - 4.5%
Catalent Pharma Solutions, Inc.,144A,5.00%, 7/15/27	107,000	101,116
Charles River Laboratories International, Inc.,144A,4.25%, 5/1/28	91,000	84,280
CHS/Community Health Systems, Inc.
144A,8.00%, 3/15/26	416,000	402,726
144A,5.625%, 3/15/27	375,000	334,890
144A,8.00%, 12/15/27	130,000	123,306
144A,6.875%, 4/1/28	140,000	70,837
Encompass Health Corp.,4.50%, 2/1/28	147,000	137,592
IQVIA, Inc.
144A,5.00%, 10/15/26	195,000	190,323
144A,5.00%, 5/15/27	217,000	210,381
Legacy LifePoint Health LLC,144A,4.375%, 2/15/27	104,000	91,149
ModivCare, Inc.,144A,5.875%, 11/15/25	89,000	86,710
Molina Healthcare, Inc.,144A,4.375%, 6/15/28	161,000	149,397
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.,144A,9.75%, 12/1/26	254,000	245,765
Select Medical Corp.,144A,6.25%, 8/15/26	237,000	235,442
Team Health Holdings, Inc.,144A,6.375%, 2/1/25	145,000	121,783
Tenet Healthcare Corp.
4.875%, 1/1/26	388,000	381,567
6.25%, 2/1/27	310,000	308,877
5.125%, 11/1/27	300,000	288,285
4.625%, 6/15/28	106,000	99,068
6.125%, 10/1/28 (a)	480,000	465,797

(Cost $4,201,635)		4,129,291

Pharmaceuticals - 3.7%
Bausch Health Americas, Inc.
144A,9.25%, 4/1/26	126,000	111,012
144A,8.50%, 1/31/27 (a)	121,000	59,935
Bausch Health Cos., Inc.
144A,5.50%, 11/1/25	344,000	300,066
144A,9.00%, 12/15/25	185,000	166,049
144A,6.125%, 2/1/27 (a)	193,000	107,481
144A,5.75%, 8/15/27	99,000	54,057
144A,5.00%, 1/30/28	75,000	28,114
144A,4.875%, 6/1/28	290,000	147,955
144A,11.00%, 9/30/28	360,000	225,900
Cheplapharm Arzneimittel GmbH,144A,5.50%, 1/15/28	108,000	100,115
Grifols SA,144A,4.75%, 10/15/28	125,000	110,588
Herbalife Nutrition Ltd / HLF Financing, Inc.,144A,7.875%, 9/1/25	120,000	117,806
Organon & Co. / Organon Foreign Debt Co.-Issuer BV,144A,4.125%, 4/30/28	406,000	360,890
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	150,000	147,271
4.375%, 3/15/26	125,000	120,123
Prestige Brands, Inc.,144A,5.125%, 1/15/28	72,000	68,460
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 4/15/24	190,000	189,529
7.125%, 1/31/25	121,000	121,549
3.15%, 10/1/26	655,000	596,874
6.75%, 3/1/28	242,000	243,024

(Cost $3,631,597)		3,376,798

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Benteler International AG, 144A,10.50%, 5/15/28
(Cost $93,557)	92,000	94,819

Energy - 10.2%
Energy-Alternate Sources - 0.1%
Sunnova Energy Corp.,144A,11.75%, 10/1/28 (a)
(Cost $72,802)	85,000	72,992

Oil & Gas - 4.7%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,144A,7.00%, 11/1/26	102,000	100,665
Baytex Energy Corp.,144A,8.75%, 4/1/27	70,000	71,852
Callon Petroleum Co.,144A,8.00%, 8/1/28	121,000	122,787
Calumet Specialty Products Partners LP / Calumet Finance Corp.,144A,11.00%, 4/15/25	78,000	78,842
Chesapeake Energy Corp.,144A,5.50%, 2/1/26	134,000	131,453
Civitas Resources, Inc.
144A,5.00%, 10/15/26	71,000	67,749
144A,8.375%, 7/1/28	253,000	259,392
Crescent Energy Finance LLC
144A,7.25%, 5/1/26	145,000	144,013
144A,9.25%, 2/15/28	163,000	168,590
CrownRock LP / CrownRock Finance, Inc.,144A,5.625%, 10/15/25	167,000	165,479
CVR Energy, Inc.,144A,5.75%, 2/15/28	83,000	76,836
Energean PLC,144A,6.50%, 4/30/27	98,000	86,955
Kosmos Energy Ltd.
144A,7.125%, 4/4/26	200,000	187,305
144A,7.75%, 5/1/27	91,000	83,807
144A,7.50%, 3/1/28	30,000	26,875

Leviathan Bond Ltd.
144A,REGS, 6.125%, 6/30/25	142,000	137,732
144A,REGS, 6.50%, 6/30/27	108,000	101,887
Matador Resources Co.
5.875%, 9/15/26	157,000	154,189
144A,6.875%, 4/15/28	88,000	88,263
Murphy Oil Corp.,5.875%, 12/1/27	68,000	67,056
Northern Oil and Gas, Inc.,144A,8.125%, 3/1/28	124,000	125,466
Parkland Corp.,144A,5.875%, 7/15/27	85,000	83,388
PBF Holding Co. LLC / PBF Finance Corp.,6.00%, 2/15/28	161,000	154,806
Permian Resources Operating LLC,144A,8.00%, 4/15/27	96,000	98,142
Puma International Financing SA,144A,5.00%, 1/24/26	200,000	185,607
Range Resources Corp.,4.875%, 5/15/25	111,000	109,323
Sitio Royalties Operating Partnership LP / Sitio Finance Corp.,144A,7.875%, 11/1/28	120,000	120,560
SM Energy Co.
6.75%, 9/15/26	75,000	74,053
6.625%, 1/15/27	97,000	96,191
6.50%, 7/15/28	69,000	67,219
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	100,000	99,600
144A,7.00%, 9/15/28	110,000	110,934
Transocean, Inc.
144A,7.50%, 1/15/26	95,000	92,699
144A,11.50%, 1/30/27	135,000	140,530
144A,8.00%, 2/1/27	135,000	129,072
Tullow Oil PLC,144A,7.00%, 3/1/25	112,000	102,457
Vital Energy, Inc.
9.50%, 1/15/25	93,000	93,427
10.125%, 1/15/28	130,000	132,482

(Cost $4,294,722)		4,337,683

Oil & Gas Services - 0.7%
Archrock Partners LP / Archrock Partners Finance Corp.
144A,6.875%, 4/1/27	85,000	84,316
144A,6.25%, 4/1/28	156,000	152,467
CGG SA,144A,8.75%, 4/1/27	103,000	93,561
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	133,000	132,356
6.875%, 9/1/27	142,000	140,299

(Cost $604,492)		602,999

Pipelines - 4.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,7.875%, 5/15/26	101,000	103,055
144A,5.75%, 3/1/27	119,000	116,428
144A,5.75%, 1/15/28	120,000	116,168
Buckeye Partners LP
144A,4.125%, 3/1/25	85,000	82,859
3.95%, 12/1/26	122,000	115,391
4.125%, 12/1/27	75,000	69,331
144A,4.50%, 3/1/28	106,000	96,800
EnLink Midstream LLC,144A,5.625%, 1/15/28	85,000	82,600
EnLink Midstream Partners LP
4.15%, 6/1/25	80,000	78,448
4.85%, 7/15/26	91,000	88,624
EQM Midstream Partners LP
144A,6.00%, 7/1/25	108,000	107,238
4.125%, 12/1/26	102,000	96,465
144A,7.50%, 6/1/27	119,000	121,737
144A,6.50%, 7/1/27	159,000	159,396
5.50%, 7/15/28	140,000	136,204
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	93,000	92,273
8.00%, 1/15/27	196,000	196,357
7.75%, 2/1/28	133,000	131,531
Hess Midstream Operations LP
144A,5.625%, 2/15/26	162,000	160,115
144A,5.125%, 6/15/28	97,000	92,907
New Fortress Energy, Inc.
144A,6.75%, 9/15/25	232,000	225,131
144A,6.50%, 9/30/26	301,000	286,313
NGL Energy Operating LLC / NGL Energy Finance Corp.,144A,7.50%, 2/1/26	411,000	412,827
NuStar Logistics LP
5.75%, 10/1/25	110,000	109,316
6.00%, 6/1/26	106,000	105,731
5.625%, 4/28/27	89,000	87,683
Rockies Express Pipeline LLC,144A,3.60%, 5/15/25	54,000	51,745
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A,7.50%, 10/1/25	113,000	113,733
144A,6.00%, 3/1/27	79,000	76,038
144A,5.50%, 1/15/28	152,000	140,368
Venture Global LNG, Inc.,144A,8.125%, 6/1/28	447,000	443,837

(Cost $4,320,075)		4,296,649

Financial - 11.8%
Banks - 0.4%
Freedom Mortgage Corp.
144A,7.625%, 5/1/26	81,000	77,473
144A,6.625%, 1/15/27	99,000	90,446
144A,12.00%, 10/1/28	174,000	182,716

(Cost $345,299)		350,635

Diversified Financial Services - 4.3%
AG Issuer LLC,144A,6.25%, 3/1/28	95,000	92,186
AG TTMT Escrow Issuer LLC,144A,8.625%, 9/30/27	100,000	103,806
Coinbase Global, Inc.,144A,3.375%, 10/1/28 (a)	206,000	165,746
Curo Group Holdings Corp.,144A,7.50%, 8/1/28	130,000	45,825
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,144A,5.00%, 8/15/28	193,000	165,257
LD Holdings Group LLC
144A,6.50%, 11/1/25	98,000	85,654
144A,6.125%, 4/1/28	106,000	74,796
Macquarie Airfinance Holdings Ltd.,144A,8.375%, 5/1/28	100,000	102,563
Nationstar Mortgage Holdings, Inc.
144A,5.00%, 2/1/26	122,000	116,548
144A,6.00%, 1/15/27	104,000	101,091
144A,5.50%, 8/15/28	160,000	148,189
Navient Corp.
5.875%, 10/25/24	110,000	109,092
6.75%, 6/25/25	92,000	92,736
6.75%, 6/15/26	91,000	90,915
5.00%, 3/15/27	148,000	138,131
4.875%, 3/15/28	88,000	78,017
NFP Corp.
144A,4.875%, 8/15/28	99,000	90,443
144A,6.875%, 8/15/28	410,000	365,491
OneMain Finance Corp.
6.875%, 3/15/25	246,000	247,991
7.125%, 3/15/26	299,000	301,739
3.50%, 1/15/27	172,000	153,853
6.625%, 1/15/28	137,000	133,280
3.875%, 9/15/28	110,000	94,562
Osaic Holdings, Inc.,144A,10.75%, 8/1/27	70,000	70,623
PennyMac Financial Services, Inc.,144A,5.375%, 10/15/25	119,000	115,808
PRA Group, Inc.,144A,8.375%, 2/1/28	90,000	81,731
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.,144A,2.875%, 10/15/26	210,000	191,018
SLM Corp.
4.20%, 10/29/25	84,000	79,821
3.125%, 11/2/26	102,000	92,344
United Wholesale Mortgage LLC
144A,5.50%, 11/15/25	146,000	142,080
144A,5.75%, 6/15/27	105,000	98,825

(Cost $4,001,025)		3,970,161

Insurance - 1.5%
Acrisure LLC / Acrisure Finance, Inc.
144A,7.00%, 11/15/25	193,000	190,707
144A,10.125%, 8/1/26	100,000	103,097
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
144A,4.25%, 10/15/27	132,000	122,443
144A,6.75%, 10/15/27	248,000	238,080
144A,6.75%, 4/15/28	255,000	255,475
AssuredPartners, Inc.,144A,7.00%, 8/15/25	97,000	96,836
HUB International Ltd.,144A,7.00%, 5/1/26	334,000	332,517

(Cost $1,336,850)		1,339,155

Real Estate - 0.3%
Cushman & Wakefield US Borrower LLC,144A,6.75%, 5/15/28	120,000	114,114
Howard Hughes Corp.,144A,5.375%, 8/1/28	147,000	137,969

(Cost $247,690)		252,083

Real Estate Investment Trusts - 4.2%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26	187,000	177,549
144A,4.50%, 4/1/27	144,000	126,400
Diversified Healthcare Trust
9.75%, 6/15/25	97,000	96,322
4.75%, 2/15/28	95,000	69,326
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP,144A,3.75%, 12/15/27	95,000	77,552
HAT Holdings I LLC / HAT Holdings II LLC
144A,6.00%, 4/15/25	71,000	70,052
144A,3.375%, 6/15/26 (a)	193,000	174,848
Iron Mountain, Inc.
144A,4.875%, 9/15/27	189,000	179,094
144A,5.25%, 3/15/28	149,000	141,362
144A,5.00%, 7/15/28	110,000	102,835
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.,144A,4.25%, 2/1/27	107,000	98,803
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	89,000	77,527
5.00%, 10/15/27	284,000	226,555

Office Properties Income Trust,4.50%, 2/1/25	120,000	106,099
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A,7.50%, 6/1/25	132,000	132,887
144A,5.875%, 10/1/28	149,000	141,103
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	149,000	141,625
144A,7.25%, 7/15/28	68,000	69,098
RLJ Lodging Trust LP,144A,3.75%, 7/1/26	92,000	85,813
SBA Communications Corp.,3.875%, 2/15/27	264,000	248,653
Service Properties Trust
7.50%, 9/15/25	136,000	136,817
4.75%, 10/1/26	93,000	84,759
4.95%, 2/15/27	80,000	69,953
5.50%, 12/15/27	73,000	65,015
3.95%, 1/15/28	80,000	64,109
Starwood Property Trust, Inc.
144A,3.75%, 12/31/24	93,000	90,059
4.75%, 3/15/25	100,000	98,517
144A,3.625%, 7/15/26	70,000	64,261
144A,4.375%, 1/15/27	92,000	84,252
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A,10.50%, 2/15/28	502,000	494,561
144A,4.75%, 4/15/28	114,000	94,608

(Cost $3,978,723)		3,890,414

REITS - 0.2%
Brandywine Operating Partnership LP,3.95%, 11/15/27	85,000	73,666
Necessity Retail REIT Inc/The / American Finance Operating Partner LP, 144A,4.50%, 9/30/28	106,000	85,411

(Cost $152,450)		159,077

Venture Capital - 0.9%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 9/15/24	241,000	236,710
6.375%, 12/15/25	130,000	125,544
6.25%, 5/15/26	286,000	270,266
5.25%, 5/15/27	262,000	237,529

(Cost $902,337)		870,049

Industrial - 11.1%
Aerospace/Defense - 3.8%
Bombardier, Inc.
144A,7.125%, 6/15/26	198,000	198,165
144A,7.875%, 4/15/27	362,000	362,597
144A,6.00%, 2/15/28	170,000	160,380
Rolls-Royce PLC
144A,3.625%, 10/14/25	241,000	231,589
144A,5.75%, 10/15/27	181,000	178,991
Spirit AeroSystems, Inc.,4.60%, 6/15/28	122,000	103,968
TransDigm, Inc.
144A,6.25%, 3/15/26	843,000	838,054
7.50%, 3/15/27	130,000	130,114
5.50%, 11/15/27	520,000	500,919
144A,6.75%, 8/15/28	375,000	376,069
Triumph Group, Inc.
7.75%, 8/15/25	143,000	140,283
144A,9.00%, 3/15/28	209,000	214,795

(Cost $3,408,390)		3,435,924

Building Materials - 0.7%
InterCement Financial Operations BV,144A,5.75%, 7/17/24	158,000	106,785
Smyrna Ready Mix Concrete LLC,144A,6.00%, 11/1/28	220,000	209,255
Standard Industries, Inc.
144A,5.00%, 2/15/27	150,000	143,933
144A,4.75%, 1/15/28	200,000	188,184

(Cost $677,222)		648,157

Electrical Components & Equipment - 0.7%
Energizer Holdings, Inc.,144A,4.75%, 6/15/28	113,000	101,101
WESCO Distribution, Inc.
144A,7.125%, 6/15/25	264,000	264,567
144A,7.25%, 6/15/28	273,000	278,699

(Cost $652,159)		644,367

Electronics - 0.2%
Sensata Technologies BV,144A,5.00%, 10/1/25
(Cost $141,149)	143,000	140,808

Engineering & Construction - 0.3%
Fluor Corp.,4.25%, 9/15/28	110,000	102,883
IHS Holding Ltd.
144A,5.625%, 11/29/26	87,000	75,276
144A,6.25%, 11/29/28	100,000	79,980

(Cost $257,517)		258,139

Environmental Control - 0.7%
GFL Environmental, Inc.
144A,4.25%, 6/1/25	74,000	72,394
144A,3.75%, 8/1/25	130,000	125,686
144A,5.125%, 12/15/26 (a)	130,000	126,213
144A,4.00%, 8/1/28	143,000	127,751
144A,3.50%, 9/1/28	155,000	138,974

Stericycle, Inc.,144A,5.375%, 7/15/24	87,000	86,714

(Cost $682,515)		677,732

Machinery-Diversified - 0.5%
Maxim Crane Works Holdings Capital LLC,144A,11.50%, 9/1/28	110,000	109,972
TK Elevator Holdco GmbH,144A,7.625%, 7/15/28	70,000	66,500
TK Elevator US Newco, Inc.,144A,5.25%, 7/15/27	294,000	279,571

(Cost $459,330)		456,043

Miscellaneous Manufacturing - 0.2%
Hillenbrand, Inc.,5.75%, 6/15/25	94,000	92,957
Trinity Industries, Inc.,144A,7.75%, 7/15/28	70,000	71,444

(Cost $166,759)		164,401

Packaging & Containers - 3.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A,6.00%, 6/15/27	100,000	97,128
144A,3.25%, 9/1/28	111,000	95,666
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A,5.25%, 4/30/25	145,000	141,445
144A,4.125%, 8/15/26	220,000	194,799
144A,5.25%, 8/15/27	206,000	151,536
144A,5.25%, 8/15/27	169,000	124,318
Ball Corp.
5.25%, 7/1/25	214,000	213,085
4.875%, 3/15/26	139,000	136,311
6.875%, 3/15/28	119,000	121,721
Berry Global, Inc.,144A,5.625%, 7/15/27	90,000	88,057
Graphic Packaging International LLC,144A,3.50%, 3/15/28	87,000	78,818
LABL, Inc.
144A,6.75%, 7/15/26	180,000	171,246
144A,10.50%, 7/15/27	105,000	95,515
144A,5.875%, 11/1/28	120,000	104,378
Mauser Packaging Solutions Holding Co.
144A,7.875%, 8/15/26	516,000	513,141
144A,9.25%, 4/15/27	268,000	244,164
Owens-Brockway Glass Container, Inc.,144A,6.625%, 5/13/27	120,000	118,356
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A,4.00%, 10/15/27	183,000	167,618
Sealed Air Corp.
144A,5.50%, 9/15/25	60,000	59,599
144A,4.00%, 12/1/27	110,000	101,198
144A,6.125%, 2/1/28	109,000	107,915
Silgan Holdings, Inc.,4.125%, 2/1/28 (a)	115,000	105,938

(Cost $3,317,504)		3,231,952

Transportation - 0.1%
Cargo Aircraft Management, Inc.,144A,4.75%, 2/1/28
(Cost $102,460)	113,000	99,364

Trucking & Leasing - 0.4%
Fortress Transportation and Infrastructure Investors LLC
144A,6.50%, 10/1/25	141,000	140,140
144A,9.75%, 8/1/27	65,000	67,638
144A,5.50%, 5/1/28	194,000	182,356

(Cost $385,316)		390,134

Technology - 3.0%
Computers - 1.0%
NCR Voyix Corp.,144A,5.00%, 10/1/28	135,000	123,244
Presidio Holdings, Inc.
144A,4.875%, 2/1/27	86,000	83,247
144A,8.25%, 2/1/28	109,000	106,241
Seagate HDD Cayman
4.75%, 1/1/25	81,000	80,022
4.875%, 6/1/27	98,000	95,068
Western Digital Corp.,4.75%, 2/15/26 (a)	451,000	435,389

(Cost $917,097)		923,211

Office/Business Equipment - 0.3%
Xerox Holdings Corp.
144A,5.00%, 8/15/25	130,000	124,601
144A,5.50%, 8/15/28	164,000	137,429

(Cost $271,748)		262,030

Semiconductors - 0.2%
Entegris, Inc.,144A,4.375%, 4/15/28	70,000	65,384
ON Semiconductor Corp.,144A,3.875%, 9/1/28	136,000	123,113

(Cost $185,538)		188,497

Software - 1.5%
Alteryx, Inc.,144A,8.75%, 3/15/28	92,000	92,571
Boxer Parent Co., Inc.,144A,7.125%, 10/2/25	120,000	119,954
Clarivate Science Holdings Corp.,144A,3.875%, 7/1/28	180,000	162,579
Fair Isaac Corp.
144A,5.25%, 5/15/26	68,000	66,618
144A,4.00%, 6/15/28	189,000	174,064
MicroStrategy, Inc.,144A,6.125%, 6/15/28	88,000	81,259
Open Text Corp.,144A,3.875%, 2/15/28	164,000	149,523
PTC, Inc.
144A,3.625%, 2/15/25	92,000	89,556
144A,4.00%, 2/15/28	110,000	101,297

SS&C Technologies, Inc.,144A,5.50%, 9/30/27	371,000	359,360

(Cost $1,387,750)		1,396,781

Utilities - 3.3%
Electric - 2.8%
Calpine Corp.
144A,5.25%, 6/1/26	73,000	71,719
144A,4.50%, 2/15/28	233,000	220,517
144A,5.125%, 3/15/28	280,000	263,714
Clearway Energy Operating LLC,144A,4.75%, 3/15/28	175,000	164,022
Continuum Energy Aura Pte Ltd.,144A,9.50%, 2/24/27	100,000	100,942
DPL, Inc.,4.125%, 7/1/25	76,000	73,391
Drax Finco PLC,144A,6.625%, 11/1/25	92,000	90,974
FirstEnergy Corp., Series B, 4.15%, 7/15/27	302,000	287,543
NextEra Energy Operating Partners LP
144A,4.25%, 7/15/24	130,000	128,331
144A,3.875%, 10/15/26	90,000	83,182
144A,4.50%, 9/15/27	102,000	94,240
NRG Energy, Inc.,5.75%, 1/15/28	165,000	161,118
PG&E Corp.,5.00%, 7/1/28	204,000	194,355
Vistra Operations Co. LLC
144A,5.50%, 9/1/26	176,000	173,014
144A,5.625%, 2/15/27	225,000	219,009
144A,5.00%, 7/31/27	259,000	246,670

(Cost $2,581,309)		2,572,741

Gas - 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 5/20/25	110,000	107,819
5.875%, 8/20/26	181,000	176,921
5.75%, 5/20/27	96,000	92,059
144A,9.375%, 6/1/28	88,000	90,350

(Cost $475,934)		467,149

TOTAL CORPORATE BONDS (Cost $92,071,837)		89,985,798

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 3.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
(Cost $3,469,160)	3,469,160	3,469,160

CASH EQUIVALENTS - 1.4%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
(Cost $1,238,470)	1,238,470	$1,238,470

TOTAL INVESTMENTS - 103.5% (Cost $96,779,467)		$94,693,428
Other assets and liabilities, net - (3.5%)		(3,228,379)

NET ASSETS - 100.0%		$91,465,049

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2023 is as follows:

Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2023	Value ($) at 11/30/2023

SECURITIES LENDING COLLATERAL — 3.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27% (b)(c)
—	3,469,160 (d)	—	—	—	871	—	3,469,160	3,469,160
CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares”, 5.31% (b)
1,126,201	8,155,805	(8,043,536)	—	—	11,544	—	1,238,470	1,238,470

1,126,201	11,624,965	(8,043,536)	—	—	12,415	—	4,707,630	4,707,630

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2023 amounted to $3,393,558, which is 3.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2023.

REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$89,985,798	$—	$89,985,798
Short-Term Investments (a)	4,707,630	—	—	4,707,630

TOTAL	$4,707,630	$89,985,798	$—	$94,693,428

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

SHYL-PH1

R-089711-1 (5/24) DBX005195 (5/24)